Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
EQUITY

NOTE 11 – EQUITY

a)	Ordinary shares confer upon their holders the right to participate and vote in general shareholders’ meetings, to share in the distribution of dividends if declared by the Company and the right to receive assets of the Company upon its liquidation.

b)	On October 22, 2020, the Company entered into an at the market offering agreement (the “Sales Agreement”), pursuant to which the Company may, from time to time and at the Company’s option, issue and sell ordinary shares having an aggregate offering price of up to $25 million, through a sales agent, subject to certain terms and conditions. All shares sold pursuant to the Sales Agreement were sold pursuant to the Company’s effective shelf registration statement on Form F-3. The Company must pay the sales agent a cash commission of 3% of the gross proceeds of the sale of any shares sold through the sales agent under the Sales Agreement. As of December 31, 2020, 192,666 ordinary shares were issued under the Sales Agreement for aggregate proceeds of $2,218 thousand net of $207 thousand issuance expenses.

c)	On March 5, 2020, the Company completed a registered offering pursuant to which certain investors purchased 2,093,750 ordinary shares and 2,093,750 warrants to purchase ordinary shares at a combined offering price of $8 per ordinary share and associated warrant. Net proceeds of the offering were $15,238 thousand after deducting offering expenses. The investors’ warrants are immediately exercisable for 2,093,750 ordinary shares at $9 per share, and will remain exercisable until the two-year anniversary of their date of issuance.

The sale of ordinary shares and issuance of warrants qualified for equity treatment under GAAP. The respective values of the warrants and ordinary shares issued to investors were calculated using their relative fair values and classified under ordinary shares and additional paid-in capital.

The warrants were valued using a Black-Scholes model with the following assumptions: estimated weighted average volatility 68.24%; weighted average risk-free interest rate of 0.67%; no dividend; and a weighted average contractual expected life of 2 years. The value ascribed to the investors’ warrants was $3,723 thousand and $13,027 thousand to the ordinary shares.

In conjunction with the offerings, the Company also issued to the placement agent warrants to purchase up to 146,563 ordinary shares at an exercise price of $10 per share, such warrants have substantially the same terms as the investor warrants, except that the placement agent warrants are exercisable at a price of $10 per share. The placement agent warrants were valued at $232 thousand using a Black-Scholes model with the same assumptions used to estimate the investors’ warrants. The placement agent warrants were accounted for as additional issuance costs and classified under additional paid-in capital.

d)	On February 26, 2020, the Company completed a registered offering of ordinary shares pursuant to which certain investors purchased 1,000,000 ordinary shares at a price of $8 per share. Net proceeds of the offering were approximately $7,218 thousand after deducting offering expenses. In conjunction with the offering, the Company issued to the placement agent warrants to purchase up to 70,000 ordinary shares at an exercise price of $10 per share, exercisable until the five-year anniversary of their date of issuance. The warrants were valued upon issuance at $331 thousand using a Black-Scholes model with the following assumptions: estimated weighted average volatility 72%; weighted average risk-free interest rate of 1.14%; no dividend; and a weighted average contractual expected life of 5 years. The placement agent warrants were accounted for as additional issuance costs and classified under additional paid-in capital.

e)	Each of the Company’s warrants entitles the holder to exercise such warrant for one ordinary share and does not confer upon such holder any rights as an ordinary shareholder until such holder exercises such holder’s warrants and acquires the ordinary shares.

All warrants issued in the February and March 2020 offerings may be exercisable on a “cashless” basis in certain circumstances, including while there is no effective registration statement registering the ordinary shares issuable upon exercise of the warrants until the expiry of the warrants. Such registration statement was declared effective by the SEC on June 21, 2019.

All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

Following is a summary of changes in exercisable ordinary shares warrants during 2020:

	Number of Warrants	Exercise price per share	Issuance date	Expiration date
Outstanding January 1, 2020	27,016	$180	March 22, 2016	September 22, 2021
Issued to placement agent	70,000	$10	February 26, 2020	February 24, 2025
Issued to investors	2,093,750	$9	March 5, 2020	March 5, 2022
Issued to placement agent	146,563	$10	March 4, 2020	March 4, 2022
Exercised	(147,646)	$10
Exercised	(782,000)	$9
Outstanding December 31, 2020	1,407,683

f)	As described in footnotes 1 and 8, on March 26, 2019, the Company completed the Merger. In connection with the Merger, all outstanding shares of Enlivex R&D were exchanged for Ordinary Shares at a rate of 0.0484 Ordinary Shares for each share of Enlivex R&D.

Also prior to and in connection with the Merger, the Company effected a 1-for-8 reverse stock split and changed the total number of shares of all classes authorized to be issued to 45,000,000 with a par value of NIS 0.40 per share. All historical information presented herein has been retroactively restated to reflect the effect of the Merger exchange ratio and reverse stock split in accordance with Accounting Standards Codification Topic 260, “Earnings Per Share”.

Upon consummation of the Merger, all outstanding preferred stock (4,958,705 shares) with $2,070 thousand accrued and unpaid dividends thereon were converted into 5,479,547 Ordinary Shares, and all Enlivex R&D’s outstanding warrants were converted into 20,348 Ordinary Shares.

The Company incurred direct Merger-related costs totaling $655 thousand, which were recorded as a reduction to additional paid in capital.

In connection with the Merger, the Company entered into substantially identical securities purchase agreements with certain private investors, pursuant to which the investors purchased an aggregate of 682,631 Ordinary Shares for a purchase price of $12.25 per share, totaling $8,362 thousand.